Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance income and costs [line items]
Interest receivable	£ 20	£ 15	£ 15
Net movement on hedging instrument in fair value hedges	1	0	0
Gain (loss) on underlying bonds in fair value hedges	37	(4)	22
Gain (loss) on hedging instrument in fair value hedges	(36)	4	(22)
Related parties [member]
Disclosure of finance income and costs [line items]
Interest receivable	£ 1	£ 1	£ 1